Supplement to the

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Finance Portfolio (FSVLX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environment and Alternative Energy Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio; Gold Portfolio is a Class of shares of Gold Portfolio; Materials Portfolio is a Class of shares of Materials Portfolio; and Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

Effective January 1, 2016, Medical Delivery Portfolio will be renamed Health Care Services Portfolio and Software and Computer Services Portfolio will be renamed Software and IT Services Portfolio. The features and policies of the funds will not change.

The following information supplements information found in the "Management Contracts" section beginning on page 61.

The following table provides information relating to other accounts managed by Daniel Dittler as of July 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 567	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Select Brokerage and Investment Management Portfolio ($ 567 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2015
Daniel Dittler	Select Brokerage and Investment Management Portfolio	none
SELB-15-04  November 4, 2015
1.475630.186

Supplement to the
Fidelity® Select Portfolios®
Health Care Sector
April 29, 2015
Prospectus

Effective January 1, 2016, Medical Delivery Portfolio will be renamed Health Care Services Portfolio. The features and policies of the fund will not change.

SELHC-15-01  November 4, 2015
1.918629.106

Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 29, 2015
Prospectus

Effective January 1, 2016, Software and Computer Services Portfolio will be renamed Software and IT Services Portfolio. The features and policies of the fund will not change.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Kyle Weaver (lead portfolio manager) has managed the fund since February 2009.

Daniel Sherwood (co-manager) has managed the fund since October 2015.

The following information replaces the biographical information for Kyle Weaver found in the "Fund Management" section on page 30.

Kyle Weaver is lead portfolio manager of IT Services Portfolio, which he has managed since February 2009. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Weaver has worked as a research analyst and portfolio manager.

The following information supplements the biographical information found in the "Fund Management" section on page 30.

Daniel Sherwood is co-manager of IT Services Portfolio, which he has managed since October 2015. Since joining Fidelity Investments in 2008, Mr. Sherwood has worked as a research analyst and a portfolio manager.

SELTEC-15-03  November 4, 2015
1.918659.111